Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Period Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Transaction costs allocable to warrant liabilities					$ (187,916)
Change in fair value of warrant liabilities	$ (45,071)	$ (1,885,154)	$ (3,925,561)	$ (4,369,637)	(279,026)
Net loss	45,071	1,885,154	3,925,561	4,369,637	$ (466,942)
Initial classification of Class A ordinary shares subject to possible redemption (in Shares)					(8,799,140)
Change in value of Class A ordinary shares subject to possible redemption	45,071	1,885,161	3,925,561	4,369,645	$ (279,026)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Transaction costs allocable to warrant liabilities					(187,916)
Change in fair value of warrant liabilities	(45,071)	(1,885,154)	(3,925,561)	(4,369,637)	(279,026)
Net loss	(109,449)	2,077,399	4,191,660	4,741,806	$ (534,344)
Initial classification of Class A ordinary shares subject to possible redemption (in Shares)					67,235,420
Change in value of Class A ordinary shares subject to possible redemption	(109,449)	2,077,399	4,191,660	4,741,806	$ (300,217)
As Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	(154,520)	192,245	266,099	372,169	$ (67,402)
Initial classification of Class A ordinary shares subject to possible redemption (in Shares)					76,034,560
Change in value of Class A ordinary shares subject to possible redemption	$ (154,520)	$ 192,238	$ 266,099	$ 372,161	$ (21,191)